Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Basic earnings per share [abstract]
Disclosure of earnings per share [Table Text Block]
	Year ended December 31,
	2024	2023
Weighted average common shares outstanding
Basic	376,785,518	310,845,281
Plus net incremental shares from:
Assumed conversion: stock options	483,149	107,829
Assumed conversion: warrants	22,544	-
Diluted weighted average common shares outstanding	377,291,211	310,953,110